Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	209,494,269.25	18,005
Yield Supplement Overcollateralization Amount 10/31/18	4,089,946.57	0
Receivables Balance 10/31/18	213,584,215.82	18,005
Principal Payments	10,524,446.41	317
Defaulted Receivables	543,353.56	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	3,748,915.44	0
Pool Balance at 11/30/18	198,767,500.41	17,656

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	18.74%

Prepayment ABS Speed	1.14%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	5.67%
Weighted Average Remaining Term	30.64

Delinquent Receivables:
Past Due 31-60 days	5,405,967.61	340
Past Due 61-90 days	1,606,621.60	102
Past Due 91-120 days	143,873.42	11
Past Due 121+ days	0.00	0
Total	7,156,462.63	453

Total 31+ Delinquent as % Ending Pool Balance	3.60%

Recoveries	366,970.69

Aggregate Net Losses/(Gains) - November 2018	176,382.87

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.99%
Prior Net Losses Ratio	0.88%
Second Prior Net Losses Ratio	1.23%
Third Prior Net Losses Ratio	1.41%
Four Month Average	1.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.88%

Flow of Funds	$ Amount

Collections	11,613,685.48
Advances	(3,996.80)
Investment Earnings on Cash Accounts	49,751.31
Servicing Fee	(177,986.85)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,481,453.14

Distributions of Available Funds
(1) Class A Interest	257,487.63
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	402,669.27
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,324,099.57
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	459,285.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	11,481,453.14

Servicing Fee	177,986.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 11/15/18	199,170,169.68
Principal Paid	10,726,768.84
Note Balance @ 12/17/18	188,443,400.84

Class A-1
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2a
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2b
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-3
Note Balance @ 11/15/18	53,010,169.68
Principal Paid	10,726,768.84
Note Balance @ 12/17/18	42,283,400.84
Note Factor @ 12/17/18	18.0698294%

Class A-4
Note Balance @ 11/15/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	125,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class B
Note Balance @ 11/15/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	21,160,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	295,399.30
Total Principal Paid	10,726,768.84
Total Paid	11,022,168.14

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.30650%
Coupon	2.70650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	65,820.96
Principal Paid	10,726,768.84
Total Paid to A-3 Holders	10,792,589.80

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2927180
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.6294035
Total Distribution Amount	10.9221215

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2812862
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.8408925
Total A-3 Distribution Amount	46.1221787

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	37.54
Noteholders' Principal Distributable Amount	962.46

Account Balances	$ Amount

Advances
Balance as of 10/31/18	62,720.82
Balance as of 11/30/18	58,724.02
Change	(3,996.80)

Reserve Account
Balance as of 11/15/18	17,081,024.89
Investment Earnings	29,506.70
Investment Earnings Paid	(29,506.70)
Deposit/(Withdrawal)	-
Balance as of 12/17/18	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89